Provisions - Summary of Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Beginning balance	€ 210	€ 173
Additional provisions	231	107
Disposals	(94)	(72)
Unused amounts reversed through the income statement	(1)
Used during the year	(34)	12
Net exchange differences	8	(9)
Ending balance	320	210
Current	275	151
Non-current	€ 45	€ 60